Form N-1A Supplement	May 14, 2026
Morgan Dempsey Large Cap Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Morgan Dempsey Large Cap Value ETF (MDLV) (the “Fund”) May 14, 2026 Supplement to the Prospectus and Statement of Additional Information, each dated July 31, 2025, as previously supplemented